Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net (loss) income	$ (924,336)	$ (222,677)	$ 22,748	$ 477,190	$ 526,963	$ 462,490	$ (1,124,265)	$ 1,466,643	$ 1,771,836	$ 592,850
Less: Income attributable to Class A common stock				(721,981)			(428,470)	(1,421,570)	(2,598,143)	(1,179,134)
Adjusted net income (loss) attributable to Class B common stock	(924,336)			(244,791)			$ (1,552,735)	$ 45,073	(826,307)	(586,284)
Common Stock Class A
Net (loss) income
Weighted average shares outstanding	13,302,920			15,525,000			14,679,742	15,525,000	15,525,000	15,525,000
Basic and diluted net income (loss) per share				$ 0.04			$ 0.03	$ 0.13	$ 0.17	$ 0.08
Common Stock Class B
Net (loss) income
Weighted average shares outstanding	3,881,250			3,881,250			3,881,250	3,881,250	3,881,250	3,881,250
Basic and diluted net income (loss) per share	$ (0.24)			$ (0.05)			$ (0.40)	$ (0.16)	$ (0.21)	$ (0.15)